Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
	(Amounts in 000s, except share and per share data)
	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of September 30, 2014 (unaudited)
Warrant Liability	$-	$7,116	$7,116
Additional Paid-in Capital	102,864	2,458	105,322
Accumulated Deficit	(103,348)	(9,573)	(112,921)

Three months ended September 30, 2014 (unaudited)
Change in fair value of warrant liability	-	3,428	3,428
Net income (loss)	(706)	3,428	2,723
Net income (loss) per share, basic	(0.03)	0.14	0.11
Net income (loss) per share, diluted	(0.03)	0.01	(0.02)
Weighted average common shares outstanding, diluted	25,238,412	8,252,777	33,491,189
Comprehensive income (loss)	(705)	3,429	2,724

	(Amounts in 000s, except share and per share data)
	As
	Previously		As
	Reported	Adjustments	Restated
Nine months ended September 30, 2014 (unaudited)
Change in fair value of warrant liability	-	(4,007)	(4,007)
Net loss	(2,120)	(4,007)	(6,127)
Net income (loss) per share, basic and diluted	(0.09)	(0.18)	(0.27)
Comprehensive loss	(2,121)	(4,007)	(6,128)

Balance sheet as of June 30, 2014 (unaudited)
Warrant Liability	-	10,544	10,544
Additional Paid-in Capital	102,761	2,458	105,219
Accumulated Deficit	(102,642)	(13,002)	(115,644)

Three months ended June 30, 2014 (unaudited)
Change in fair value of warrant liability	-	(4,685)	(4,685)
Net loss	(654)	(4,685)	(5,339)
Net loss per share, basic and diluted	(0.03)	(0.18)	(0.21)
Comprehensive loss	(655)	(4,685)	(5,340)

Six months ended June 30, 2014 (unaudited)
Change in fair value of warrant liability	-	(7,436)	(7,436)
Net loss	(1,414)	(7,436)	(8,850)
Net loss per share, basic and diluted	(0.06)	(0.34)	(0.40)
Comprehensive loss	(1,416)	(7,436)	(8,852)

Balance sheet as of March 31, 2014 (unaudited)
Warrant Liability	-	5,859	5,859
Additional Paid-in Capital	102,656	2,458	105,114
Accumulated Deficit	(101,988)	(8,317)	(110,305)

Three months ended March 31, 2014 (unaudited)
Change in fair value of warrant liability	-	(2,751)	(2,751)
Net loss	(760)	(2,751)	(3,511)
Net loss per share, basic and diluted	(0.04)	(0.15)	(0.19)
Comprehensive loss	(761)	(2,751)	(3,512)

Balance sheet as of December 31, 2013 (audited)
Warrant Liability	-	3,109	3,109
Additional Paid-in Capital	100,526	2,457	102,983
Accumulated Deficit	(101,228)	(5,566)	(106,794)

	(Amounts in 000s, except share and per share data)
	As
	Previously		As
	Reported	Adjustments	Restated
Year ended December 31, 2013 (audited)
Change in fair value of warrant liability	-	5,020	5,020
Net income (loss)	(3,698)	5,020	1,322
Net income (loss) per share, basic	(0.24)	0.32	0.08
Net income (loss) per share, diluted	(0.24)	0.06	(0.18)
Weighted average common shares outstanding, diluted	15,624,999	5,135,411	20,760,410
Comprehensive income (loss)	(3,700)	5,020	1,320

Balance sheet as of September 30, 2013 (unaudited)
Warrant Liability	-	7,776	7,776
Additional Paid-in Capital	100,391	2,457	102,848
Accumulated Deficit	(100,053)	(10,234)	(110,287)

Three months ended September 30, 2013 (unaudited)
Change in fair value of warrant liability	-	(1,797)	(1,797)
Net loss	(611)	(1,797)	(2,408)
Net loss per share, basic and diluted	(0.03)	(0.11)	(0.14)
Comprehensive loss	(611)	(1,797)	(2,408)

Nine months ended September 30, 2013 (unaudited)
Change in fair value of warrant liability	-	352	352
Net income (loss)	(2,523)	352	(2,171)
Net income (loss) per share, basic and diluted	(0.17)	0.02	(0.15)
Comprehensive loss	(2,525)	352	(2,173)

Balance sheet as of June 30, 2013 (unaudited)
Warrant Liability	-	5,980	5,980
Additional Paid-in Capital	100,191	2,457	102,648
Accumulated Deficit	(99,442)	(8,437)	(107,879)

Three months ended June 30, 2013 (unaudited)
Change in fair value of warrant liability	-	(608)	(608)
Net loss	(671)	(608)	(1,279)
Net loss per share, basic and diluted	(0.05)	(0.05)	(0.10)
Comprehensive loss	(673)	(608)	(1,281)

Six months ended June 30, 2013 (unaudited)
Change in fair value of warrant liability	-	2,149	2,149
Net income (loss)	(1,912)	2,149	237
Net income (loss) per share, basic	(0.14)	0.16	0.02
Net income (loss) per share, diluted	(0.14)	0.04	(0.10)
Weighted average common shares outstanding, diluted	14,556,050	5,150,160	19,706,210
Comprehensive income (loss)	(1,914)	2,149	235

	(Amounts in 000s, except share and per share data)
	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of March 31, 2013 (unaudited)
Warrant Liability	-	5,372	5,372
Additional Paid-in Capital	96,988	2,457	99,445
Accumulated Deficit	(98,772)	(7,830)	(106,602)

Three months ended March 31, 2013 (unaudited)
Change in fair value of warrant liability	-	2,756	2,756
Net income (loss)	(1,242)	2,756	1,514
Net income (loss) per share, basic	(0.10)	0.23	0.13
Net income (loss) per share, diluted	(0.10)	0.03	(0.07)
Weighted average common shares outstanding, diluted	12,009,285	5,624,075	17,633,360
Comprehensive income (loss)	(1,242)	2,756	1,514

Balance sheet as of December 31, 2012 (audited)
Warrant Liability	-	8,129	8,129
Additional Paid-in Capital	96,847	2,457	99,304
Accumulated Deficit	(97,530)	(10,586)	(108,116)

Year ended December 31, 2012 (audited)
Change in fair value of warrant liability	-	(3,361)	(3,361)
Net loss	(3,262)	(3,361)	(6,623)
Net loss per share, basic and diluted	(0.29)	(0.30)	(0.59)
Comprehensive loss	(3,262)	(3,361)	(6,596)

Balance sheet as of December 31, 2011 (audited)
Warrant Liability	-	5,096	5,096
Additional Paid-in Capital	95,630	2,129	97,759
Accumulated Deficit	(94,268)	(7,225)	(101,493)

Year ended December 31, 2011 (audited)
Change in fair value of warrant liability	-	(4,638)	(4,638)
Net loss	(2,360)	(4,638)	(6,998)
Net loss per share, basic and diluted	(0.27)	(0.54)	(0.81)
Comprehensive loss	(2,333)	(4,638)	(6,971)

Balance sheet as of December 31, 2010 (audited)
Warrant Liability	-	458	458
Additional Paid-in Capital	91,979	2,129	94,108
Accumulated Deficit	(91,908)	(2,587)	(94,495)

	(Amounts in 000s, except share and per share data)
	As
	Previously		As
	Reported	Adjustments	Restated

Year ended December 31, 2010 (audited)
Change in fair value of warrant liability	-	5,813	5,813
Net income (loss)	(1,933)	5,813	3,880
Net income (loss) per share, basic and diluted	(0.93)	2.79	1.86

Balance sheet as of December 31, 2009 (audited)
Warrant Liability	-	6,272	6,272
Additional Paid-in Capital	91,815	2,129	93,944
Accumulated Deficit	(89,975)	(8,400)	(98,375)

Year ended December 31, 2009 (audited)
Change in fair value of warrant liability	-	(10,056)	(10,056)
Net loss	(2,026)	(10,056)	(12,082)
Net loss per share, basic and diluted	(1.06)	(5.26)	(6.32)

Balance sheet as of January 1, 2009 (audited)
Warrant Liability	-	2,107	2,107
Additional Paid-in Capital	90,375	(3,763)	86,612
Accumulated Deficit	(87,949)	1,656	(86,293)

Schedule of Earnings Per Share Basic and Diluted
	For the three months		For the nine months
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Income (Loss) per share - Basic:
Numerator for basic income (loss) per share	$(581,000)	$2,723,000	$(2,153,000)	$(6,127,000)
Denominator for basic income (loss) per share	32,622,377	25,238,412	31,366,292	23,094,457
Basic income (loss) per common share	$(0.02)	$0.11	$(0.07)	$(0.27)

Income (Loss) per share - Diluted:
Numerator for diluted income (loss) per share	$(581,000)	$2,723,000	$(2,153,000)	$(6,127,000)
Adjust: Change in fair value of dilutive warrants outstanding	-	(3,428,000)	-	-
Numerator for diluted income (loss) per share	$(581,000)	$(705,000)	$(2,153,000)	$(6,127,000)

Denominator for basic income (loss) per share	32,622,377	25,238,412	31,366,292	23,094,457
Plus: Incremental shares underlying warrants outstanding	-	8,252,777	-	-
Denominator for diluted income (loss) per share	32,622,377	33,491,189	31,366,292	23,094,457
Diluted income (loss) per common share	$(0.02)	$(0.02)	$(0.07)	$(0.27)

	(restated)	(restated)	(restated)
	For the three months	For the year	For the six months
	ended	ended	ended
(amounts in 000s, except share and per share data)	September 30, 2014	December 31, 2013	June 30, 2013
Loss per share – Basic:
Numerator for basic income (loss) per share	$2,723	$1,322	$237
Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Basic income (loss) per common share	$0.11	$0.08	$0.02

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$2,723	$1,322	237
Adjust: Fair value of dilutive warrants outstanding	(3,429)	(5,020)	(2,149)
Numerator for diluted income (loss) per share	$(706)	(3,698)	(1,912)

Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Plus: Incremental shares underlying warrants outstanding	8,252,777	5,135,411	5,150,160
Denominator for diluted income (loss) per share	33,491,189	20,760,410	19,706,210
Diluted income (loss) per common share	$(0.02)	$(0.18)	$(0.10)

	(restated)	(restated)
	For the three months	For the year
	ended	ended
(amounts in 000s, except share and per share data)	March 31, 2013	December 31, 2010
Loss per share – Basic:
Numerator for basic income (loss) per share	$1,514	$3,880
Denominator for basic income (loss) per share	12,009,285	2,087,068
Basic income (loss) per common share	$0.13	$1.86

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$1,514	$3,880
Adjust: Fair value of dilutive warrants outstanding	(2,756)	-
Numerator for diluted income (loss) per share	$(1,242)	$3,880

Denominator for basic income (loss) per share	12,009,285	2,087,068
Plus: Incremental shares underlying warrants outstanding	5,624,075	-
Denominator for diluted income (loss) per share	17,633,360	2,087,068
Diluted income (loss) per common share	$(0.07)	$1.86	(1)

(1)The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.